Consolidated Comprehensive Income Statement (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders	$ (1,165)	$ (966)	$ (742)